Business combination - Additional Information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Business combination
Acquired accounts receivable, fair value	R$ 2,165
Acquired accounts receivable, gross	4,964
Goodwill	118,269
Revenue contributed by acquired companies	26,409
Pre-tax profit contributed by acquired companies	4,702
Gross revenues had business combinations occurred at the beginning of the year	932,314
Earnings before taxes had business combinations occurred at the beginning of the year	R$ 62,098